Financial instruments (Details 8) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial instruments [Line Items]
Current	$ 23,585	$ 220,328
Non-current	1,330,382	1,031,507
Total	1,353,967	1,251,835
Bank borrowings [Member]
Financial instruments [Line Items]
Total	69,170	163,568
Bank borrowings [Member] | Financial liabilities at amortised cost, category [member]
Financial instruments [Line Items]
Current	300	163,568
Non-current	68,870	0
Obligations with the public (bonds) [Member]
Financial instruments [Line Items]
Current	15,145	13,494
Non-current	1,249,479	1,031,507
Total	1,264,624	1,045,001
Derivative liabilities [Member]
Financial instruments [Line Items]
Current	5,285	37,287
Non-current	12,033	0
Total	17,318	37,287
Hedging liabilities [Member]
Financial instruments [Line Items]
Current	2,855	5,979
Non-current	0	0
Total	$ 2,855	$ 5,979